Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions

3. Acquisitions

2020 Acquisitions

The Company acquired three businesses during the nine months ended September 30, 2020, of which two were sales agencies and one was a marketing agency. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities assumed based upon their respective fair values. Assets acquired and liabilities assumed in the business combination were recorded on the Company’s financial statements as of the acquisition date based upon the estimated fair value at such date. The excess of the purchase consideration over the estimated fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The allocation of the excess purchase price was based upon preliminary estimates and assumptions and is subject to revision when the Company receives final information. Accordingly, the measurement period for such purchase price allocations will end when the information, or the facts and circumstances, becomes available, but will not exceed twelve months. The results of operations of the business acquired by the Company have been included in the Condensed Consolidated Statements of Comprehensive Loss since the date of acquisition.

The aggregate purchase price for the acquisitions referenced above was $72.1 million, which includes $51.4 million paid in cash, $17.2 million recorded as contingent consideration liabilities, and $3.5 million recorded as holdback amounts. Contingent consideration payments are determined based on future financial performance and payment obligations (as defined in the applicable purchase agreement) and recorded at fair value. The maximum potential payment outcome related to the acquisitions is $45.8 million. Holdback amounts are used to withhold a portion of the initial purchase price payment until certain post-closing conditions are satisfied and are typically settled within 24 months of the acquisition. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $19.8 million is deductible for tax purposes.

The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the nine months ended September 30, 2020, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$51,389
Holdbacks	3,487
Fair value of contingent consideration	17,210

Total consideration	$72,086

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$2,605
Other assets	2,925
Property and equipment	321
Identifiable intangible assets	32,610

Total assets	38,461

Liabilities
Total liabilities	4,402

Total identifiable net assets	34,059

Goodwill arising from acquisitions	$38,027

The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The preliminary fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$32,610	10 years

The operating results of the businesses acquired during the nine months ended September 30, 2020 contributed total revenues of $17.8 million and $44.7 million in the three months ended and the nine months ended September 30, 2020, respectively. The Company has determined that the presentation of net income from the date of acquisition is impracticable due to the integration of the operations upon acquisition.

During the three months and the nine months ended September 30, 2020, the Company incurred zero and $0.2 million, respectively, in transaction costs related to the acquisitions described above. These costs have been included in “Selling, general, and administrative expenses” in the Condensed Consolidated Statement of Comprehensive Loss.

Unaudited Supplemental Pro Forma Information

Unaudited supplemental information on a pro forma basis, presented as if the acquisitions completed during the period from January 1, 2020 to December 4, 2020 and for the year ended December 31, 2019, had been consummated as of the beginning of the comparative prior period, is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
(in thousands, except per share data)
Total revenues	$784,840	$997,479	$2,307,999	$2,791,366
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$38,277	$24,603	$(20,447)	$(29,522)
Basic earnings per share	306,220	196,822	(163,578)	(236,176)
Diluted earnings per share	306,220	196,822	(163,578)	(236,176)

The unaudited pro forma supplemental information is based on estimates and assumptions which the Company believes are reasonable and reflects the pro forma impact of additional amortization related to the fair value of acquired intangible assets, the pro forma impact of acquisition costs which consisted of legal, advisory and due diligence fees and expenses, and the pro forma tax effect of the pro forma adjustments for the three months and the nine months ended September 30, 2020 and 2019. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been consummated during the periods for which pro forma information is presented.

2. Acquisitions

2019 Acquisitions

The Company acquired four businesses during fiscal year 2019, of which two were marketing agencies in the United States and two were sales agencies in the Europe. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities assumed based upon their respective fair values. Assets acquired and liabilities assumed in the business combination were recorded on the Company’s financial statements as of the acquisition date based upon the estimated fair value at such date. The excess of the purchase consideration over the estimated fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The allocation of the excess purchase price was based upon preliminary estimates and assumptions and is subject to revision when the Company receives the final information, facts and/or circumstances. Accordingly, the measurement period for such purchase price allocations will end when the final information, facts, and circumstances become available, but will not exceed twelve months following the consummation of the acquisition. The results of operations of the businesses acquired by the Company have been included in the Company’s consolidated financial statements since the date of the consummation of the acquisition.

The aggregate purchase price for the acquisitions was $14.0 million, which includes $10.6 million paid in cash, $2.5 million recorded as contingent consideration liabilities, and $0.9 million recorded as holdback amounts. Contingent consideration payments are determined based on future financial performance and payment obligations (as defined in the applicable purchase agreement) and recorded at fair value. The maximum potential payment outcome related to the acquisitions referenced above is $10.7 million. Holdback amounts are used to withhold a portion of the initial purchase price payment until certain post-closing conditions are satisfied and are typically settled within 24 months of the acquisition. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $0.3 million is deductible for tax purposes.

The preliminary fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2019, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$10,582
Holdbacks	915
Fair value of contingent consideration	2,519

Total consideration	$14,016

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$6,853
Other assets	1,390
Identifiable intangible assets	10,400

Total assets	18,643

Liabilities
Accounts payable	2,138
Accrued compensation and benefits	2,478
Deferred revenue	1,258
Long-term debt	1,009
Deferred income tax liabilities	2,334
Noncontrolling interest and other liabilities	2,761

Total liabilities and noncontrolling interest	11,978

Total identifiable net assets	6,665

Goodwill arising from acquisitions	$7,351

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$7,562	10 years
Trade Names	2,838	5 years

Total identifiable intangible assets	$10,400

The operating results of the businesses acquired during the year ended December 31, 2019 contributed total revenues of $17.3 million to the Company in such period. The Company has determined that the presentation of net income from the date of the respective acquisitions is impracticable due to the integration of the operations upon acquisition.

During the year ended December 31, 2019, the Company incurred $0.4 million in transaction costs related to the acquisitions described above. These costs have been included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income.

2018 Acquisitions

The Company acquired nine businesses during fiscal year 2018, of which four were sales agencies and five were marketing agencies in the United States. This included the acquisition of Take 5 in April 2018, which is discussed further in Note 1, Organization and Significant Accounting Policies. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities assumed based upon their respective fair values. Assets acquired and liabilities assumed in the business combination were recorded on the Company’s financial statements as of the acquisition date based upon the estimated fair value at such date. The excess of the purchase consideration over the estimated fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. Excluding Take 5, the results of operations of the businesses acquired by the Company have been included in the Company’s consolidated financial statements since the date of the consummation of the acquisition.

The aggregate purchase price for the acquisitions, excluding Take 5, was $129.8 million, which includes $109.8 million paid in cash, $18.7 million recorded as contingent consideration liabilities, and $1.4 million recorded as holdback amounts. A $79.2 million loss on Take 5 was recognized in the Company’s Statement of Comprehensive (Loss) Income for the year ended December 31, 2018, which represents $76.2 million paid in cash for Take 5 and $3.0 million of acquired liabilities remaining. The maximum potential payment outcome related to the acquisitions referenced above is $127.0 million. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $45.1 million is deductible for tax purposes.

The fair values of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2018, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$109,784
Holdbacks	1,350
Fair value of contingent consideration	18,653

Total consideration	$129,787

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$11,098
Other assets	652
Property and equipment	388
Identifiable intangible assets	49,630

Total assets	61,768

Liabilities
Total liabilities	8,148

Total identifiable net assets	53,620

Goodwill arising from acquisitions	$76,167

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$45,230	10 years
Developed technology	4,400	5 years

Total identifiable intangible assets	$49,630

The operating results of the businesses acquired during the year ended December 31, 2018 contributed total revenues of $29.6 million to the Company in such period. The Company has determined that the presentation of net income from the date of the respective acquisitions is impracticable due to the integration of the operations upon acquisition.

During the year ended December 31, 2018, the Company incurred $2.1 million in transaction costs related to the acquisitions described above. These costs have been included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income.

2017 Acquisitions

Daymon Acquisition

On December 18, 2017, pursuant to a contribution and exchange agreement, the Company completed the acquisition (the “Daymon Acquisition”) of Daymon Eagle Holdings, LLC (“Daymon”), the indirect parent entity of Daymon Worldwide Inc. The strategic acquisition of Daymon enhanced the Company’s suite of services available to retailers, particularly in the areas of private label development, designing and managing in-store events platforms, retailer-centric merchandising, and other labor-based services such as data collection, product assembly, new-store setups, and remodels.

Pursuant to the contribution and exchange agreement, each of the equity holders of Daymon contributed all of their outstanding equity interests in Daymon to Topco, the direct parent entity of the Company, in exchange for $671.1 million in newly issued equity interests in Topco, comprised of $636.2 million in Common Series A Units and $34.9 million in Common Series B Units. Subsequent to the acquisition, Topco contributed the assets and liabilities of Daymon to the Company. The acquisition was accounted for under the acquisition method of accounting. As such, the purchase consideration was allocated to the acquired tangible and intangible assets and liabilities based upon their respective fair values. The excess of the purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The resulting goodwill represents the value paid for Daymon’s assembled workforce, geographic presence, and expertise. Of this goodwill, $87.5 million is deductible for tax purposes. The results of operations of Daymon have been included in the Company’s consolidated financial statements from the date of the acquisition.

To determine the fair value of the purchase price, the Company used the fair value of the Common Series A Units and Common Series B Units of Topco issued as it was determined to be a better indicator than the fair value of the intangible assets acquired. Therefore, total consideration is based on the fair value of Topco’s equity units since it is determined to be more clearly evident and, thus, more reliably measurable.

In order to determine the fair value of the Common Series A Units and Common Series B Units, the Company used the Black-Scholes option pricing model using the following weighted average assumptions:

December 18, 2017
Dividend yield	0.0%
Expected volatility	33.5%
Risk-free interest rate	1.8%
Lack of marketability discount	10.0%
Expected term (years)	2.0

The expected share price volatility is based on the average of the historical volatility of comparable public companies. The risk-free rate is based on U.S. Treasury yields in effect at the time of grant over the expected term. The Company did not use a dividend yield as it has not historically paid distributions.

In connection with their receipt of Topco equity units, the prior equity holders and certain management executives of Daymon became subject to the rights and obligations set forth in the Limited Partnership Agreement and are entitled to distributions consistent with Topco’s distribution policy.

Determination of the Fair Value of Common Series A Units and Common Series B Units

As there was no public market for the Common Series A Units and Common Series B Units of Topco, the Company determined the estimated fair value of the equity interests for purposes of determining the fair value of the newly issued equity interests based on the combined enterprise resource value of Topco of $3.7 billion, as stated in the contribution and exchange agreement. The fair value was determined taking into consideration various objective and subjective factors, including:

•	comparative rights and preferences of the security being granted compared to the rights and preferences of other outstanding equity interests;

•	comparative values of public companies discounted for the risk and limited liquidity provided for in the securities issued;

•	the Company’s historical operating and financial performance;

•	the likelihood of achieving a liquidity event, such as an initial public offering, or sale of the Company; and

•	estimates and analysis provided by management.

The analysis was based on methodologies that first estimated the fair value of Topco as a whole, or its enterprise value. Once the Company determined the expected enterprise value it then adjusted for expected cash and debt balances, allocated value to the various equity holders, adjusted to present value and discounted for lack of marketability.

There are significant judgments and estimates inherent in the determination of the fair value of the Topco equity interests. These judgments and estimates include assumptions regarding future operating performance, the timing of an initial public offering or other liquidity event and the determination of the appropriate valuation methods. If the Company had made different assumptions, Goodwill, Other intangible assets and Amortization expense could have been significantly different. The foregoing valuation methodologies are not the only methodologies available and are not an indicator of the equity value of Topco.

Purchase Price Allocation

The fair value of the identifiable assets and liabilities as of December 31, 2017 were as follows:

December 18, 2017
(in thousands)
Total consideration in the form of issuance of equity	$671,101
Assets
Cash and cash equivalents	79,624
Accounts receivable	187,907
Prepaid and other current assets	26,586
Property and equipment	19,562
Identifiable intangible assets	331,100
Investment in unconsolidated affiliates	7,285
Deferred income tax assets	2,958
Other assets	17,476

Total assets	672,498

Liabilities
Accounts payable	51,086
Accrued compensation and benefits	73,235
Other accrued expenses	56,412
Deferred revenue	857
Long-term debt	207,007
Deferred income tax liabilities	40,867
Other long-term liabilities and noncontrolling interest	32,200

Total liabilities and noncontrolling interest	461,664

Total identifiable net assets	210,834

Goodwill arising from the Daymon Acquisition	$460,267

The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$235,000	10 years
Trade name	90,000	10 years
Covenant not to compete	6,100	5 years

Total identifiable intangible assets	$331,100

Daymon contributed total revenues of $47.9 million and net income of $10.6 million in the year ended December 31, 2017.

During the year ended December 31, 2017, the Company incurred $2.7 million in transaction costs as a result of the Daymon Acquisition. These costs have been included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income.

Other 2017 Acquisitions

In addition to the Daymon Acquisition, the Company completed 12 business acquisitions during fiscal year 2017. The Company acquired four sales agencies, two sales digital agencies and two marketing agencies in the United States, as well as four sales agencies in Europe. The acquisitions were accounted for under the acquisition method of accounting. As such, the purchase consideration for each acquired business was allocated to the acquired tangible and intangible assets and liabilities based upon their respective fair values. The excess of the purchase consideration over the fair value of the net tangible and identifiable intangible assets acquired was recorded as goodwill. The results of operations of each acquired business have been included in the Company’s financial statements from the date of each acquisition.

The aggregate purchase price for the acquisitions was $239.3 million, of which $140.9 million was paid in cash, $95.0 million was recorded as contingent consideration liabilities and $3.4 million was recorded as holdback liabilities. The maximum potential payment outcome related to these 12 acquisitions is $206.2 million. The goodwill related to the acquisitions represented the value paid for the assembled workforce, geographic presence, and expertise. Of the resulting goodwill relating to these acquisitions, $23.6 million is deductible for tax purposes.

The fair value of the identifiable assets and liabilities of the acquisitions completed during the year ended December 31, 2017, at the respective acquisition dates, are as follows:

(in thousands)
Consideration:
Cash	$140,881
Holdbacks	3,391
Fair value of contingent consideration	94,985

Total consideration	$239,257

Recognized amounts of identifiable assets acquired and liabilities assumed:
Assets
Accounts receivable	$41,578
Other assets	22,461
Property and equipment	2,993
Identifiable intangible assets	102,366

Total assets	169,398

Liabilities
Total liabilities & noncontrolling interest	58,602

Total identifiable net assets	110,796

Goodwill arising from acquisitions	$128,461

The identifiable intangible assets are being amortized on a straight-line basis over their estimated useful lives. The fair value and estimated useful lives of the intangible assets acquired are as follows:

(in thousands)	Amount	Weighted Average Useful Life
Client relationships	$84,566	12 years
Trade names	12,040	5 years
Developed technology	5,760	5 years

Total identifiable intangible assets	$102,366

The operating results of the businesses acquired during 2017, other than the Daymon Acquisition, contributed total revenues of $173.5 million in the year ended December 31, 2017. The Company has determined that the presentation of net income from the date of acquisition is impracticable due to the integration of the operations upon acquisition.

During the year ended December 31, 2017, the Company incurred $2.8 million in transaction costs as a result of the 2017 acquisitions, other than the Daymon Acquisition. These costs have been included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income.

Supplemental Pro Forma Information (Unaudited)

Supplemental information on an unaudited pro forma basis, as if the acquisitions executed during the periods from January 1, 2020 to April 22, 2020, and the years ended December 31, 2019, 2018, and 2017, had been consummated as of the beginning of the comparative prior period, as follows:

	Year Ended December 31,
	2019	2018	2017
(in thousands, except per share data)
Total revenues	$3,861,106	$3,772,569	$3,825,786
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$(7,913)	$(1,152,738)	$397,799
Basic earnings per share	$(63,304)	$(9,221,904)	$3,182,392
Diluted earnings per share	$(63,304)	$(9,221,904)	$3,182,392

The unaudited pro forma supplemental information is based on estimates and assumptions which the Company believes are reasonable and reflects the pro forma impact of additional amortization related to the fair value of acquired intangible assets, the pro forma impact of acquisition costs which consisted of legal, advisory and due diligence fees and expenses, and the pro forma tax effect of the pro forma adjustments for the years ended December 31, 2019, 2018, and 2017. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been consummated during the periods for which pro forma information is presented.